Business Segments and Related Information	12 Months Ended
Dec. 31, 2017
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]

Business Segments and Related Information

The Group’s segmental information has been prepared in accordance with the “management approach”, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to allocate resources to a segment and to assess its financial performance.

Business Segments

The Group’s segment reporting follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments. Generally, restatements due to changes in the organizational structure were implemented in the presentation of prior period comparables if they were considered in the Group’s management reporting systems.

Beginning of the second quarter of 2017, in accordance with our strategy announcement on March 5, 2017, our business operations are reorganized under a new divisional structure comprising the following divisions:

  Corporate & Investment Bank (“CIB”),
  Private & Commercial Bank (“PCB”),
  Deutsche Asset Management (“Deutsche AM”)

The key changes compared to Deutsche Bank’s previously reported segmental information are outlined below.

Corporate & Investment Bank (CIB) - The new corporate division “Corporate & Investment Bank” combines the former segments “Global Markets” and “Corporate & Investment Banking”. It comprises the Bank’s Corporate Finance, Global Markets and Global Transaction Banking businesses.

Private & Commercial Bank (PCB) - The corporate division “Private & Commercial Bank” combines the businesses with private and commercial clients of Deutsche Bank and Postbank, which formerly had been reported separately, and the wealth management activities for wealthy clients, foundations and family offices.

Deutsche Asset Management (Deutsche AM) - The corporate division Deutsche Asset Management remains materially unchanged and contains the asset management activities of Deutsche Bank. It focuses on providing investment solutions to individual investors and institutions that serve them.

Certain Infrastructure functions previously reported under Consolidation & Adjustments, reflected in our business segments on an allocated basis, have been integrated more closely into our business divisions.

From 2017 onwards, Non-Core Operations Unit (NCOU) ceased to exist as a standalone division. The remaining legacy assets as of December 31, 2016 are now managed by the corresponding operating segments, predominately in Corporate & Investment Bank and Private & Commercial Bank.

Measurement of Segment Profit or Loss

Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Management Report: Operating and Financial Review: Deutsche Bank Group: Corporate Divisions: Consolidation & Adjustments”. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances.

Non-IFRS compliant accounting methods are rarely used in the Group’s management reporting and represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (mainly in CIB) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of pre-tax income for the businesses in management reporting (with a reversal in C&A) and a component of net income appropriation under IFRS.

Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.

The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each segment’s activities, with transfer pricing referencing the Group’s access to financing in the wholesale markets. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest credit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.

Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results. These measures include:

Allocation of Average Shareholders’ Equity - Starting 2017, the Group has refined its capital allocation methodology. Shareholders’ equity is now fully allocated to the Group’s segments based on the regulatory capital demand of each segment and is no longer capped at the amount of shareholders’ equity required to meet the externally communicated targets for the Group’s Common Equity Tier 1 ratio and the Group’s Leverage ratio. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 ratio, the Groups’ Leverage ratio and the Group’s Capital Loss under Stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured though Risk-Weighted Assets (RWA) and Leverage Ratio Exposure (LRE) assuming full implementation of CRR/CRD 4 rules. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangibles continue to be directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year. All reported periods in 2015 and 2016 have been restated.

Segment average shareholders' equity in December 2015 represents the spot values for the period end. The difference between the spot values of the segments and the average Group amount is captured in C&A

For purposes of the 2017 average shareholders’ equity allocation the Non-Core Operations Unit (NCOU) balances from year-end 2016 have been allocated to Consolidation & Adjustments (C&A) as Non-Core Operations Unit (NCOU) has ceased to exist as a separate corporate division from 2017 onwards.

Net interest income as a component of net revenue, income (loss) before income taxes and related ratios is presented on a fully taxable-equivalent basis for U.S. tax-exempt securities for Corporate & Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This change in presentation resulted in an increase in Corporate & Investment Bank net interest income of € 113.6 million for full year 2017 (€ 126.4 million for full year 2016, € 122.8 million for full year 2015). This increase is offset in Group consolidated figures through a reversal in C&A. The tax rate used in determining the fully taxable-equivalent net interest income in respect of the majority of the US tax-exempt securities is 35%.

Segmental Results of Operations

For the results of the business segments, including the reconciliation to the consolidated results of operations under IFRS please see “Management Report: Operating and Financial Review: Results of Operations: Segment Results of Operations”.

Entity-Wide Disclosures

The Group’s Entity-Wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For detail on our Net Revenue Components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.

The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2017, 2016 and 2015, respectively. The information presented for CIB, PCB, Deutsche AM and NCOU has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for C&A is presented on a global level only, as management responsibility for C&A is held centrally.

in € m.	2017	2016	2015
Germany:
Corporate & Investment Bank	1,503	1,924	1,942
Private & Commercial Bank	7,225	7,571	7,289
Deutsche Asset Management	1,009	888	963
Non-Core Operations Unit	0	221	105
Total Germany[1]	9,737	10,604	10,299
UK:
Corporate & Investment Bank	3,817	4,298	5,309
Private & Commercial Bank	34	83	77
Deutsche Asset Management	434	836	748
Non-Core Operations Unit	0	(322)	(73)
Total UK	4,284	4,895	6,061
Rest of Europe, Middle East and Africa:
Corporate & Investment Bank	1,268	1,544	1,647
Private & Commercial Bank	2,037	2,360	2,111
Deutsche Asset Management	465	497	402
Non-Core Operations Unit	0	23	9
Total Rest of Europe, Middle East and Africa	3,770	4,425	4,169
Americas (primarily United States):
Corporate & Investment Bank	4,999	5,928	6,209
Private & Commercial Bank	390	625	691
Deutsche Asset Management	492	578	727
Non-Core Operations Unit	0	(305)	754
Total Americas	5,881	6,826	8,381
Asia/Pacific:
Corporate & Investment Bank	2,639	3,068	3,792
Private & Commercial Bank	491	451	469
Deutsche Asset Management	133	216	176
Non-Core Operations Unit	0	1	(0)
Total Asia/Pacific	3,263	3,735	4,436
Consolidation & Adjustments	(488)	(471)	179
Consolidated net revenues[2]	26,447	30,014	33,525

[1] All Postbank operations are disclosed as German operations subject to further systems integration

[2] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.